UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2011

Date of reporting period: December 31, 2010

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Income Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.7%

FIXED INCOME FUND — 55.5%
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A*	2,285,514	$23,495

Total Fixed Income Fund (Cost $22,946) ($ Thousands)		23,495

EQUITY FUNDS — 25.1%
SEI Institutional Managed Trust Large Cap Fund, Class A	790,560	9,020
SEI Institutional Managed Trust Small Cap Fund, Class A	135,586	1,581

Total Equity Funds (Cost $9,092) ($ Thousands)		10,601

MONEY MARKET FUND (A) — 20.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	8,492,792	8,493

Total Money Market Fund (Cost $8,493) ($ Thousands)		8,493

Total Investments — 100.7% (Cost $40,531) ($ Thousands)†		$42,589

Percentages are based on Net Assets of $42,304 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $40,580 ($ Thousands), and the unrealized appreciation and depreciation were $2,079 ($ Thousands) and $(70) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

FIXED INCOME FUND — 59.4%
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A*	2,609,053	$26,821

Total Fixed Income Fund (Cost $26,283) ($ Thousands)		26,821

EQUITY FUNDS — 40.0%
SEI Institutional International Trust International Equity Fund, Class A	413,304	3,637
SEI Institutional Managed Trust Large Cap Fund, Class A	1,076,676	12,285
SEI Institutional Managed Trust Small Cap Fund, Class A	184,663	2,153

Total Equity Funds (Cost $15,637) ($ Thousands)		18,075

MONEY MARKET FUND (A) — 0.8%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	353,193	353

Total Money Market Fund (Cost $353) ($ Thousands)		353

Total Investments — 100.2% (Cost $42,273) ($ Thousands)†		$45,249

Percentages are based on Net Assets of $45,149 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $42,526 ($ Thousands), and the unrealized appreciation and depreciation were $2,994 ($ Thousands) and $(271) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Market Growth Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 101.7%

EQUITY FUNDS — 61.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	88,830	$1,079
SEI Institutional International Trust International Equity Fund, Class A	1,719,669	15,133
SEI Institutional Managed Trust Large Cap Fund, Class A	3,599,866	41,075
SEI Institutional Managed Trust Small Cap Fund, Class A	617,413	7,199

Total Equity Funds (Cost $58,342) ($ Thousands)		64,486

FIXED INCOME FUNDS — 39.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	97,714	1,081
SEI Institutional Managed Trust High Yield Bond Fund, Class A	879,656	6,492
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	3,364,433	34,586

Total Fixed Income Funds (Cost $42,281) ($ Thousands)		42,159

MONEY MARKET FUND (A) — 0.8%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	839,831	840

Total Money Market Fund (Cost $840) ($ Thousands)		840

Total Investments — 101.7% (Cost $101,463) ($ Thousands)†		$107,485

Percentages are based on Net Assets of $105,709 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2010.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $101,463 ($ Thousands), and the unrealized appreciation and depreciation were $6,702 ($ Thousands) and $(680) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Moderate Growth Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 59.9%
SEI Institutional International Trust International Equity Fund, Class A	944,784	$8,314
SEI Institutional Managed Trust Large Cap Fund, Class A	2,462,835	28,101
SEI Institutional Managed Trust Small Cap Fund, Class A	422,406	4,926

Total Equity Funds (Cost $37,156) ($ Thousands)		41,341

FIXED INCOME FUND — 39.1%
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,629,866	27,035

Total Fixed Income Fund (Cost $26,415) ($ Thousands)		27,035

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	682,489	682

Total Money Market Fund (Cost $682) ($ Thousands)		682

Total Investments — 100.0% (Cost $64,253) ($ Thousands)†		$69,058

Percentages are based on Net Assets of $69,065 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2010.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $64,489 ($ Thousands), and the unrealized appreciation and depreciation were $5,534 ($ Thousands) and $(965) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Aggressive Growth Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 101.4%

EQUITY FUNDS — 81.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	199,366	$2,422
SEI Institutional International Trust International Equity Fund, Class A	2,481,148	21,834
SEI Institutional Managed Trust Large Cap Fund, Class A*	5,386,370	61,459
SEI Institutional Managed Trust Small Cap Fund, Class A	924,621	10,781

Total Equity Funds (Cost $87,403) ($ Thousands)		96,496

FIXED INCOME FUNDS — 19.3%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	492,809	3,637
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,887,695	19,406

Total Fixed Income Funds (Cost $21,918) ($ Thousands)		23,043

MONEY MARKET FUND (A) — 1.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	1,259,314	1,259

Total Money Market Fund (Cost $1,259) ($ Thousands)		1,259

Total Investments — 101.4% (Cost $110,580) ($ Thousands)†		$120,798

Percentages are based on Net Assets of $119,161 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of December 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $111,769 ($ Thousands), and the unrealized appreciation and depreciation were $12,582 ($ Thousands) and $(3,553) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Aggressive Stock Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.8%

EQUITY FUNDS — 100.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	107,296	$1,304
SEI Institutional International Trust International Equity Fund, Class A	1,706,325	15,016
SEI Institutional Managed Trust Large Cap Fund, Class A*	3,574,702	40,787
SEI Institutional Managed Trust Small Cap Fund, Class A	612,975	7,147

Total Equity Funds (Cost $57,500) ($ Thousands)		64,254

Total Investments — 100.8% (Cost $57,500) ($ Thousands)†		$64,254

Percentages are based on Net Assets of $63,718 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $57,500 ($ Thousands), and the unrealized appreciation and depreciation were $6,780 ($ Thousands) and $(26) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified U.S. Stock Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 104.3%

EQUITY FUNDS — 103.2%
SEI Institutional Managed Trust Large Cap Fund, Class A*	3,018,433	$34,440
SEI Institutional Managed Trust Small Cap Fund, Class A	517,702	6,037

Total Equity Funds (Cost $34,659) ($ Thousands)		40,477

MONEY MARKET FUND (A) — 1.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	417,855	418

Total Money Market Fund (Cost $418) ($ Thousands)		418

Total Investments — 104.3% (Cost $35,077) ($ Thousands)†		$40,895

Percentages are based on Net Assets of $39,205 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $35,123 ($ Thousands), and the unrealized appreciation and depreciation were $5,775 ($ Thousands) and $(3) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

FIXED INCOME FUNDS — 66.2%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,248,345	$13,220
SEI Institutional Managed Trust High Yield Bond Fund, Class A	242,968	1,793
SEI Institutional Managed Trust Real Return Fund, Class A	478,182	4,992
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	348,612	3,584

Total Fixed Income Funds (Cost $22,824) ($ Thousands)		23,589

EQUITY FUNDS — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	124,854	1,064
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	92,370	1,066

Total Equity Funds (Cost $1,864) ($ Thousands)		2,130

MONEY MARKET FUND (A) — 27.9%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	9,950,197	9,950

Total Money Market Fund (Cost $9,950) ($ Thousands)		9,950

Total Investments — 100.1%
(Cost $34,638) ($ Thousands)†		$35,669

Percentagesare based on Net Assets of $35,622 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2010.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $35,044 ($ Thousands), and the unrealized appreciation and depreciation were $721 ($ Thousands) and $(96) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Allocation Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.4%

EQUITY FUNDS — 60.1%
SEI Institutional Managed Trust Real Estate Fund, Class A	168,435	$2,089
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	361,922	4,176

Total Equity Funds (Cost $5,106) ($ Thousands)		6,265

FIXED INCOME FUND — 40.1%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	567,563	4,189

Total Fixed Income Fund (Cost $3,963) ($ Thousands)		4,189

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	19,093	19

Total Money Market Fund (Cost $19) ($ Thousands)		19

Total Investments — 100.4% (Cost $9,088) ($ Thousands)†		$10,473

Percentages are based on Net Assets of $10,433 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2010.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $10,514 ($ Thousands), and the unrealized appreciation and depreciation were $617 ($ Thousands) and $(658) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 66.3%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	1,904,805	$20,172
SEI Daily Income Trust Ultra Short Bond Fund, Class A	757,166	7,049
SEI Institutional Managed Trust Enhanced Income Fund, Class A	536,337	4,022
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,371,643	10,123
SEI Institutional Managed Trust Real Return Fund, Class A	1,060,594	11,073
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,377,187	14,157

Total Fixed Income Funds (Cost $64,418) ($ Thousands)		66,596

EQUITY FUNDS — 19.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	1,173,948	10,002
SEI Institutional Managed Trust Large Cap Fund, Class A	264,310	3,016
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	608,411	7,021

Total Equity Funds (Cost $18,063) ($ Thousands)		20,039

MONEY MARKET FUND (A) — 13.8%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	13,825,755	13,826

Total Money Market Fund (Cost $13,826) ($ Thousands)		13,826

Total Investments — 100.0% (Cost $96,307) ($ Thousands)†		$100,461

Percentages are based on Net Assets of $100,505 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2010.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $100,488 ($ Thousands), and the unrealized appreciation and depreciation were $2,513 ($ Thousands) and $(2,540) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Semi-Annual Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Allocation Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 66.8%
SEI Institutional Managed Trust Real Estate Fund, Class A	434,059	$5,382
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	953,875	11,008

Total Equity Funds (Cost $12,925) ($ Thousands)		16,390

FIXED INCOME FUND — 33.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,095,659	8,086

Total Fixed Income Fund (Cost $5,860) ($ Thousands)		8,086

Total Investments — 99.8% (Cost $18,785) ($ Thousands)†		$24,476

Percentages are based on Net Assets of $24,533 ($ Thousands).

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $18,929 ($ Thousands), and the unrealized appreciation and depreciation were $5,547 ($ Thousands) and $(0) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 63.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	3,672,439	$38,891
SEI Institutional Managed Trust Enhanced Income Fund, Class A	2,215,733	16,618
SEI Institutional Managed Trust High Yield Bond Fund, Class A	4,911,784	36,249
SEI Institutional Managed Trust Real Return Fund, Class A	2,921,067	30,496
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	5,080,343	52,226

Total Fixed Income Funds (Cost $163,552) ($ Thousands)		174,480

EQUITY FUNDS — 36.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	5,500,279	46,862
SEI Institutional Managed Trust Large Cap Fund, Class A	1,697,676	19,371
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	3,111,862	35,911

Total Equity Funds (Cost $98,399) ($ Thousands)		102,144

Total Investments — 100.0% (Cost $261,951) ($ Thousands)†		$276,624

Percentages are based on Net Assets of $276,699 ($ Thousands).

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $281,014 ($ Thousands), and the unrealized appreciation and depreciation were $9,862 ($ Thousands) and $(14,252) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Allocation Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 81.9%
SEI Institutional International Trust International Equity Fund, Class A	688,843	$6,062
SEI Institutional Managed Trust Real Estate Fund, Class A	484,790	6,011
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	994,423	12,043
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,662,083	30,720

Total Equity Funds (Cost $48,573) ($ Thousands)		54,836

FIXED INCOME FUND — 17.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,620,951	11,963

Total Fixed Income Fund (Cost $9,008) ($ Thousands)		11,963

Total Investments — 99.8% (Cost $57,581) ($ Thousands)†		$66,799

Percentages are based on Net Assets of $66,960 ($ Thousands).

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $63,893 ($ Thousands), and the unrealized appreciation and depreciation were $5,356 ($ Thousands) and $(2,450) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Aggressive Strategy Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 80.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,515,929	$18,419
SEI Institutional International Trust International Equity Fund, Class A	3,144,339	27,670
SEI Institutional Managed Trust Large Cap Fund, Class A*	10,439,920	119,119
SEI Institutional Managed Trust Small Cap Fund, Class A	1,562,409	18,218

Total Equity Funds (Cost $157,413) ($ Thousands)		183,426

FIXED INCOME FUNDS — 19.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,076,105	22,962
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,048,975	22,501

Total Fixed Income Funds (Cost $35,836) ($ Thousands)		45,463

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	442,562	443

Total Money Market Fund (Cost $443) ($ Thousands)		443

Total Investments — 100.2% (Cost $193,692) ($ Thousands)†		$229,332

Percentages are based on Net Assets of $228,840 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $195,665 ($ Thousands), and the unrealized appreciation and depreciation were $34,492 ($ Thousands) and $(825) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Aggressive Strategy Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	92,658	$1,126
SEI Institutional International Trust International Equity Fund, Class A	1,025,021	9,020
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	2,590,015	31,365
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	633,897	7,804

Total Equity Funds (Cost $34,747) ($ Thousands)		49,315

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	203,145	2,247
SEI Institutional Managed Trust High Yield Bond Fund, Class A	592,482	4,372

Total Fixed Income Funds (Cost $5,038) ($ Thousands)		6,619

Total Investments — 99.8% (Cost $39,785) ($ Thousands)†		$55,934

Percentages are based on Net Assets of $56,055 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $40,826 ($ Thousands), and the unrealized appreciation and depreciation were $15,300 ($ Thousands) and $(192) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.5%

FIXED INCOME FUNDS — 57.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	320,802	$3,548
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,353,774	9,991
SEI Institutional Managed Trust Real Return Fund, Class A	135,803	1,418
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,479,274	25,487

Total Fixed Income Funds (Cost $38,333) ($ Thousands)		40,444

EQUITY FUNDS — 43.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	234,381	2,848
SEI Institutional International Trust International Equity Fund, Class A	567,902	4,997
SEI Institutional Managed Trust Large Cap Fund, Class A	1,800,360	20,542
SEI Institutional Managed Trust Small Cap Fund, Class A	181,141	2,112

Total Equity Funds (Cost $26,624) ($ Thousands)		30,499

MONEY MARKET FUND (A) — 0.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	2,136	2

Total Money Market Fund (Cost $2) ($ Thousands)		2

Total Investments — 100.5% (Cost $64,959) ($ Thousands)†		$70,945

Percentages are based on Net Assets of $70,600 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2010.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $66,257 ($ Thousands), and the unrealized appreciation and depreciation were $5,581 ($ Thousands) and $(893) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Allocation Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	30,428	$370
SEI Institutional International Trust International Equity Fund, Class A	336,606	2,962
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	850,545	10,300
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	208,315	2,564

Total Equity Funds (Cost $11,508) ($ Thousands)		16,196

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	66,569	736
SEI Institutional Managed Trust High Yield Bond Fund, Class A	194,573	1,436

Total Fixed Income Funds (Cost $1,614) ($ Thousands)		2,172

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	29,940	30

Total Money Market Fund (Cost $30) ($ Thousands)		30

Total Investments — 100.0% (Cost $13,152) ($ Thousands)†		$18,398

Percentages are based on Net Assets of $18,407 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $13,596 ($ Thousands), and the unrealized appreciation and depreciation were $5,046 ($ Thousands) and $(244) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

EQUITY FUNDS — 61.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,866,611	$22,679
SEI Institutional International Trust International Equity Fund, Class A	3,871,724	34,071
SEI Institutional Managed Trust Large Cap Fund, Class A	13,185,483	150,447
SEI Institutional Managed Trust Small Cap Fund, Class A	1,924,456	22,439

Total Equity Funds (Cost $198,536) ($ Thousands)		229,636

FIXED INCOME FUNDS — 39.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,727,665	30,168
SEI Institutional Managed Trust High Yield Bond Fund, Class A	6,674,471	49,257
SEI Institutional Managed Trust Real Return Fund, Class A	719,944	7,516
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	5,799,292	59,617

Total Fixed Income Funds (Cost $132,838) ($ Thousands)		146,558

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	736,871	737

Total Money Market Fund (Cost $737) ($ Thousands)		737

Total Investments — 100.3% (Cost $332,111) ($ Thousands)†		$376,931

Percentages are based on Net Assets of $375,959 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2010.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $342,031 ($ Thousands), and the unrealized appreciation and depreciation were $38,506 ($ Thousands) and $(3,606) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Allocation Fund

DECEMBER 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	155,764	$1,892
SEI Institutional International Trust International Equity Fund, Class A	1,723,143	15,164
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	4,353,927	52,726
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	1,065,590	13,117

Total Equity Funds (Cost $60,539) ($ Thousands)		82,899

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	341,113	3,773
SEI Institutional Managed Trust High Yield Bond Fund, Class A	996,066	7,351

Total Fixed Income Funds (Cost $8,230) ($ Thousands)		11,124

Total Investments — 99.8% (Cost $68,769) ($ Thousands)†		$94,023

Percentages are based on Net Assets of $94,229 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $72,107 ($ Thousands), and the unrealized appreciation and depreciation were $22,745 ($ Thousands) and $(829) ($ Thousands) respectively.

As of December 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820. During the period ended December 31, 2010, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2010

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: February 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: February 11, 2011

By	/s/ Stephen F. Panner
Stephen F. Panner, Controller & CFO

Date: February 11, 2011